Credit Impairment Charges and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 33	£ 98
Recoveries of loans and advances, net of collection costs	8	4
Off-balance sheet credit exposures (See Note 22)	20	3
Credit impairment charges:	61	105
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 22)	141	149
Charge/(release) for residual value and voluntary termination	1	(1)
Provisions for other liabilities and charges	142	148
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 203	£ 253